Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Non-current trade receivables	$ 0	$ 1
Non-current other financial receivables	133	339
Non-current receivables relating to net investment in finance leases	2	29
Non-current amounts due from equity accounted units	0	0
Non-current other receivables	392	369
Non-current prepayment of tolling charges to jointly controlled entities	183	218
Non-Current pension supluses	1,070	782
Non-current other prepayments	414	58
Total	2,194	1,796
Current trade receivables	2,241	2,543
Current other financial receivables	305	332
Current receivables relating to net investment in finance leases	13	9
Current amounts due from equity accounted units	68	33
Current other receivables	418	422
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses	0	0
Current other prepayments	529	305
Total	3,574	3,644
Trade receivables	2,241	2,544
Other financial receivables	438	671
Receivables relating to net investment in finance leases	15	38
Amounts due from equity accounted units	68	33
Other receivables	810	791
Prepayment of tolling charges to jointly controlled entities	183	218
Pension surpluses	1,070	782
Other prepayments	943	363
Total	5,768	5,440
Net of provisions for doubtful debts	(57)	(59)
Amount held in trust fund	$ 388	$ 410